Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Party Transactions
The following related party balances existed with associate or joint venture businesses at 31 December:

Related party balances	€ million 2020 Total	€ million 2019 Total
Sales to joint ventures	1,004	839
Purchases from joint ventures	118	113
Receivables from joint ventures	80	92
Payables to joint ventures	43	38
Loans to joint ventures	255	289
Royalties and service fees	21	23